Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity for accounting purpose.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

Use of estimates

c) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported years in the consolidated financial statements and accompanying notes. Such accounting estimates include, but are not limited to, assessment of average user relationship period for the subscription business, assessment for the impairment of long-lived assets, fair value measurement of short-term investments, provision for income taxes and valuation allowance for deferred tax assets, expected credit loss of financial instruments measured at amortized cost, fair value of ordinary shares and preferred shares before the IPO, and valuation and recognition of share-based compensation expenses.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Functional currency and foreign currency translation

d) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company and its overseas subsidiaries use United States dollars (“US$”) as their functional currency. The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of operations and comprehensive (loss)/income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign exchange gains/(losses) in the consolidated statements of operations and comprehensive (loss)/income.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

Convenience Translation

e) Convenience Translation

Translations of balances in the consolidated balance sheets, the consolidated statements of operations and comprehensive (loss)/income and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at such rate or at any other rate.

Fair value measurements

f) Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, short-term investments, restricted cash, accounts receivable, other receivables (included in “Prepayments and other current assets”), accounts payable and other payables (included in “Accrued expenses and other current liabilities”), and short-term loans.

See Note 19 for additional information relating to fair value measurements as of December 31, 2025.

Cash and cash equivalents

g) Cash and cash equivalents

Cash and cash equivalents mainly represent cash and cash at bank deposits placed with financial institutions. As of December 31, 2024 and 2025, the Group had cash held in accounts managed by online payment platforms such as Alipay and WeChat Pay in connection with the collection of service fees online for a total amount of RMB13.1 million and RMB24.8 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

As of December 31, 2024 and 2025, the Group had approximately RMB218.2 million and RMB472.0 million cash and cash equivalents held by its PRC subsidiaries and VIEs, representing 49.4% and 72.1% of total cash and cash equivalents of the Group, respectively. Cash transfers from the Company’s PRC subsidiaries and VIEs to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Group had no lien arrangements during the years ended December 31, 2023, 2024 and 2025.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

Restricted cash

h) Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets. As of December 31, 2025, the Group’s restricted cash balances amounted to RMB4.8 million, among which RMB2.2 million represents restricted deposits as security required by the court (due to pending litigations) and RMB2.6 million represents restricted deposits used as security for credit cards and short-term loans.

Short-term investments

i) Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive (loss)/income. To estimate fair value, the Company refers to the quoted rate of return provided by financial institutions at the end of each period and classifies the valuation techniques that use these inputs as level 2 of fair value measurement. Since these investments’ maturity dates are within one year, they are classified as short-term investments.

Receivables, net

j) Receivables, net

Accounts receivable and other receivables recorded in prepayments and other current assets (collectively defined as “Receivables”) are stated at the historical carrying amount net of allowance for credit losses. On January 1, 2023, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) using the modified retrospective transition method with the cumulative effect of initially applying the guidance recognized at the date of initial application. Prior to the adoption of ASC 326, an allowance for doubtful accounts of the Group’s receivables reflects the Group’s best estimate of the amounts that will not be collected. ASC 326 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology.

To estimate expected credit losses, the Group has developed a CECL model with consideration of the historical collection experience, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

Property, equipment and leasehold improvement, net

k) Property, equipment and leasehold improvement, net

Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Electronic equipment	3 years
Furniture and office equipment	5 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and leasehold improvement is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive (loss)/income.

Intangible assets, net

l) Intangible assets, net

Intangible assets mainly consist of copyright, software, trademark and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. No impairment charge was recognized for any of the years presented. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Licensed Copyright	1 to 3 years
Licensed Software	1 to 10 years
Trademark and others	3 to 5 years

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

Impairment of long-lived assets

m) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the years presented. For the years ended December 31, 2023, 2024 and 2025, impairment losses of long-lived assets were nil, nil and RMB1.1 million, respectively.

For the year ended December 31, 2025, the Group recognized impairment losses of RMB1.1 million on a right-of-use asset, which in connection with a non-cancelable operating lease for office facilities where the asset was subleased to third parties at rental rates below the contractual payments under the head leases. See Note 7 for additional information relating to the impairment loss.

Revenue recognition

n) Revenue recognition

The Group’s revenues comprise value-added service revenue, subscription and other revenue. The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. To achieve the core principle of this standard, the Group applied the following five steps: (i) identification of the contract, or contracts, with the customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of the revenue when, or as, a performance obligation is satisfied.

The following table summarizes the revenue by type of service provided by the Group:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Value-added service	2,063,346	2,018,598	3,056,426
Subscription and others	8,426	13,208	46,328
Total	2,071,772	2,031,806	3,102,754

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those goods or services.

Value-added service revenue

The Group mainly offers audio entertainment services related to live streaming, real-time interaction and other paid contents to the customers.

The Group is principally engaged in operating its own live streaming platform, which enable hosts and users to interact with each other. Value-added service revenue is generated from sales of virtual items on the platform. The Group has a recharge system for users to purchase the Group’s virtual currency which is then used to purchase virtual items for use. Users can recharge via bank transfer and various online third-party payment platforms, including AliPay, WeChat Pay and other payment platforms. Virtual currency is non-refundable and without expiry. The virtual currency is often consumed soon after it is purchased based on history of turnover of the virtual currency. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below, unless otherwise stated.

Under the arrangements with the hosts, the Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with hosts and their respective guilds.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

n) Revenue recognition (Continued)

The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports value-added service revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to hosts and their respective guilds are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing. The Group designs, creates and offers various virtual items for sale to users with pre-determined stand-alone selling price. Virtual items are categorized as either consumable or time-based items. Consumable items are consumed upon purchase while time-based items could be used for a fixed period of time such as a virtual special symbol that can be purchased and displayed on the users’ profile over a fixed period of time. Users can purchase either consumable or time-based items and present these virtual items to hosts to show support for their favorite hosts or purchase time-based virtual items that enhance the users’ personal profile.

Revenue related to each consumable item is a single performance obligation provided on a consumption basis and is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them. Revenue related to time-based virtual items is recognized ratably over the fixed period on a straight-line basis. The Group does not have further performance obligations to users after the virtual items are consumed immediately or after the stated contract period for time-based items.

Subscription revenue

The Group provides users certain subscription services which entitle paying subscribers access to engage AI application tools or listen to specific podcast content on the platform. The subscription fee is time-based and is collected upfront from subscribers.

The receipt of subscription fee is initially recorded as deferred revenue. The Group satisfies its performance obligation by providing services throughout the estimated average user relationship period. Revenue is recognized ratably over the shorter period of the actual subscribed period or the estimated average user relationship period, which is approximately one to three months. The estimated average user relationship period is based on historical data collected from those paying users who have subscribed to the content on the platform. The Group estimates the average user relationship period for a subscribed content to be the date a user subscribes to it through the date the Group estimates the paying user will log-in the platform or listen to the content for the last time.

The determination of the estimated average user relationship period is based on the Group’s best estimate that considers all known and relevant information, including actual historical patterns of usage, at the time of assessment. Any adjustments arising from changes in the estimated average user relationship period as a result of new information is accounted as a change in accounting estimate.

The podcast contents are licensed by broadcasters to the Group and the AI application tools are developed by the Group. The Group records revenue on a gross basis considering that the Group: (i) is the primary obligor in the arrangement; and (ii) has latitude in establishing the selling price.

Advertising revenue

The Group generates advertisement revenues from rendering various forms of advertisement services by way of advertisement display on its audio entertainment live streaming platform. Advertisements on the Group’s platform are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the agencies. Sales incentives are recorded at the time of revenue recognition based on the contracted rebate rates and contract amount.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

n) Revenue recognition (Continued)

Practical Expedients

The Group has used the following practical expedients as allowed under generally accepted accounting principles in the U.S.:

(i) The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have an original expected duration of one year or less.

(ii) Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. Accordingly, the Group has determined that its contracts generally do not include a significant financing component.

(iii) Costs to obtain a contract with a customer are expensed as incurred when the amortization period is estimated to be one year or less.

Deferred revenue

o) Deferred revenue

Deferred revenue primarily consists of unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast contents and AI application tools services in the Group’s platform, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met. As of December 31, 2024 and 2025, the balance of deferred revenue was RMB31.0 million and 38.2 million, respectively. The change in the balance of deferred revenue depends on whether the relevant performance obligations of the revenue recognition were met as of years ended.

During the years ended December 31, 2023, 2024 and 2025, the Group recognized revenue amounted to RMB14.0 million, RMB12.9 million and RMB12.6 million, respectively, that was included in the corresponding opening deferred revenue balance of the year.

Cost of revenue

p) Cost of revenue

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of revenue sharing fees, salary and welfare benefits, payment handling costs, bandwidth costs and other costs. Revenue sharing fees represent the Company’s payments to hosts or guilds based on a percentage of revenue from sales of virtual items and certain performance-based incentives.

Research and development expenses

q) Research and development expenses

Research and development expenses mainly consist of salary and welfare benefits and bandwidth costs incurred for the development and enhancement to the Company’s websites and platform of applications.

Selling and marketing expenses

r) Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salary and welfare benefits to the Group’s sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of the Group’s corporate image and mobile app, and the organization of offline events between hosts and users. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, advertising and promotional expenses were RMB202.6 million, RMB278.7 million and RMB313.0 million, respectively.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

s) Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease right-of-use (“ROU”) assets or lease liabilities.

Right-of-use of assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2024 and 2025

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

The Group’s lease agreements contain both lease and non-lease components, which are accounted for separately based on their relative standalone price.

Government grants

t) Government grants

Government grants represent cash subsidies received from the PRC government by the Group. Government grants are in connection with the Group’s contributions to research and development activities, and additional deduction of Value Added Tax (“VAT”) input in local business districts.

Share-based compensation

u) Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares, restricted shares and restricted share units.

Share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values. The fair value of share option is affected by the fair value of ordinary shares as well as assumptions regarding complex and subjective variables, including: (i) the expected volatility of the fair value of ordinary shares, (ii) actual and projected employee share option exercise behavior, (iii) risk-free interest rates and (iv) expected dividends. The fair value of restricted share, restricted share units and share options with little to no exercise price, are generally measured as the grant date price of the Company’s ordinary shares.

The contractual term is the contract life of the options. The Group estimated the risk-free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date, plus a country default risk spread between China and US. All share-based awards granted as of the years presented herein were granted with little to no exercise price and, accordingly, fair value was measured as the grant date price of the Company’s ordinary shares.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

u) Share-based compensation (Continued)

Share-based compensation expenses are recorded net of actual forfeitures. For a cliff-vesting award or an award with graded-vesting features and service conditions only, the Company uses the straight-line method to recognize compensation cost over the total requisite service period for the entire award. For an award with performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. The Company recognizes compensation expenses for awards with performance conditions if, and when, the Company concludes that it is probable that the performance condition will be achieved, net of actual pre-vesting forfeitures over the requisite service period, using a graded-vesting method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation expense based on its probability assessment, unless the Company is not able to determine that it is probable that a performance condition will be satisfied until the event occurs.

Employee benefits

v) Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIEs and subsidiaries of the VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses were approximately RMB46.4 million, RMB36.3 million and RMB40.4 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Taxation

w) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of operations and comprehensive (loss)/income. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2023, 2024 and 2025.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

Related parties

x) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net loss/(income) per share

y) Net loss/(income) per share

Basic net loss/(income) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss/(income) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares, restricted shares and restricted share units, unless they were anti-dilutive. The computation of diluted net loss/(income) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e., an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss/(income) per share.

The Group used the two-class method of computing basic earnings per share before the IPO in January 2020. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares were participating securities because they were entitled to receive dividends or distributions on an as converted basis. Upon the completion of the Company’s IPO in January 2020, the preferred shares were automatically converted into ordinary shares. The two-class method of computing net loss/(income) per share ceased to apply on the conversion date.

Statutory reserves

z) Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs and subsidiaries of the VIEs in PRC must make appropriations from their after-tax profit, if any (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit, if any (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the subsidiary. Appropriations to the other two reserve funds are at the subsidiary’s discretion.

The following table presents the Group’s appropriations to statutory reserves for the years ended December 31, 2023, 2024 and 2025:

	December 31, 2023	December 31, 2024	December 31, 2025
Appropriations to statutory reserves	1,113	1,813	11,787

Comprehensive loss/(income)

aa) Comprehensive loss/(income)

Comprehensive loss/(income) is defined to include all changes in (deficit)/equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Dividends

bb) Dividends

Dividends are recognized when declared.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

Segment reporting

cc) Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decisionmaker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

Concentration and credit risk

dd) Concentration and credit risk

Advertising and promotional service providers

The Group relied on advertising and promotional service providers and their affiliates to promote its platform and enhance brand awareness through a variety of online and offline marketing and brand promotion activities. The number of advertising and promotional service providers during the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the year ended December 31,
	2023	2024	2025

Total number of advertising and promotional service providers	121	282	428
Number of service providers that each accounted for 10% or more of the Group’s advertising and promotional expenses	3	2	3
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who each accounted for 10% or more of the Group’s advertising and promotional service expenses	59.4%	48.4%	52.3%

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, short-term investments, restricted cash, accounts receivable and other receivables (recorded in “Prepayments and other current assets”). As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents and restricted cash were held in financial institutions which management consider being of high credit quality. Under Chinese mainland law, it is generally required that a commercial bank in the Chinese mainland that holds third party cash deposits protect the depositors’ rights over and interests in their deposited money. Banks in the Chinese mainland are subject to a series of risk control regulatory standards, and bank regulatory authorities in the Chinese mainland are empowered to take over the operation and management of any Chinese mainland bank that faces a material credit crisis. Accounts receivable is typically unsecured and is generally derived from revenue earned from advertising business.

The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on the payment platforms, customers and the ongoing monitoring process of outstanding balances.

The Group is exposed to certain default risk with respect to its receivables from a third-party financial institution, which is fully provided for as disclosed in Note 5. The Group has conducted credit evaluations of its receivables from the financial institution on an individual or collective basis. Credit risk is controlled by the application of credit approvals, limits and monitoring procedures.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

2. Significant Accounting Policies (Continued)

Recently adopted and issued accounting pronouncements

ee) Recently adopted and issued accounting pronouncements

Impact of recently adopted accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

Other accounting standards that the Group adopted beginning January 1, 2025 did not have a significant impact on the Group’s consolidated financial statements.

Impact of recently issued accounting pronouncements not yet effective

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)-Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40), which was subsequently amended with ASU No. 2025-01 to clarify the effective date. ASU No. 2024-03, requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU No. 2024-03 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments-Credit Losses (Topic 326). ASU No. 2025-05 provides all entities with a practical expedient and entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU No. 2025-05 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40). ASU No. 2025-06 modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU No. 2025-06 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU No. 2025-10 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.